Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Commitments and Contingencies

11.	COMMITMENTS AND CONTINGENCIES
Letter of Credit
In connection with the Transfer of Lease in May 2022, the Company had cash equivalents deposited with a commercial bank as collateral against the letter of credit. The letter of credit that was initially issued for a term of nine months expiring on February 1, 2023 will be renewed until the end of the current lease term. The landlord may draw upon the letter of credit in an event of default by the Company or expiration of the current letter of credit in absence of issuing a substitute letter of credit for an extended period prior to the end of the lease term.
As of June 30, 2022, the Company’s letter of credit is recorded as noncurrent restricted cash as the expiration date is more than 12 months from the reporting date.
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

11.	COMMITMENTS AND CONTINGENGIES
Leases Obligations
The Company has a space and facility sharing arrangement with the Parent to use the equipment owned by the Parent and the facilities leased by the Parent as its administrative and sales office, research and development laboratory, and production and engineering facilities. The lease is entirely for the benefit of the Company and, although the legal obligation is with the Parent, the substance of transaction resulted in the Company recording the lease obligation and commitments in these carve-out
financial statements. For the years ended December 31, 2021 and 2020, the Company paid the Parent an average monthly fee of $42 to share the facilities. In addition, the Company is responsible for variable utilities and common expenses for the facility incurred by the landlord. The Company recognizes rent on a straight-line basis over the lease term and recognizes any differences in rent paid and expense as deferred rent within accrued liabilities on the balance sheets.
The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60 months.
The future minimum lease commitments as of December 31, 2021 are as follows:

Year ending December 31:
2022	$525
2023	540
2024	276

$1,341

Other Matters
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Kensington Capital Acquisition Corp I V [Member]
Commitments and Contingencies
Note 5. Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares are entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts
held
in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters’ right to receive up to one-half
of such amount is subject to forfeiture by the underwriters on a dollar-for-dollar
basis in the event of any redemptions in
the i
nitial Business Combination.

Note 5—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Proposed Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters will be entitled to an underwriting discount of $0.20 per unit, or $4.0 million in the aggregate (or $4.6 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per unit, or $7.0 million in the aggregate (or approximately $8.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters’ right to receive up to one-half
of such amount is subject to forfeiture by the underwriters on a dollar-for-dollar
basis in the event of any redemptions in the initial Business
Combination
.